ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

The accounts receivable consists of the following:

	December 31, 2016	December 31, 2015
Accounts receivables	$682,311	$1,674,200
Allowance for doubtful accounts	(494,459)	(781,346)
	$187,852	$892,854

The movement in the allowance for doubtful accounts can be reconciled as follows:

	December 31, 2016	December 31, 2015
Beginning of the year	$781,346	$484,135
Recovery	(246,590)	—
Provision	—	336,626
Foreign exchange effect	(40,297)	(39,415)
	$494,459	$781,346